Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		91 Months Ended	94 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
Other Revenues	$ 0	$ 0	$ 0	$ 0	$ 431,461	$ 431,461
Operating expenses:
General and administrative expenses	523,443	161,974	1,526,075	333,503	3,662,040	4,185,484
Research and development expenses	257,233	0	218,901	87,021	866,673	1,123,906
Total operating expenses	780,676	161,974	1,744,976	420,524	4,528,713	5,309,390
Operating loss	(780,676)	(161,974)	(1,744,976)	(420,524)	(4,097,252)	(4,877,929)
Other (expense) income:
Interest expense	(27,765)	(42,981)	(108,879)	(156,865)	(588,597)	(616,361)
Other income	0	0	64	478	53,978	53,978
Total other expense	(27,765)	(42,981)	(108,815)	(156,387)	(534,619)	(562,383)
Net loss	$ (808,441)	$ (204,955)	$ (1,853,791)	$ (576,911)	$ (4,631,871)	$ (5,440,312)
Net loss per common share basic and diluted	$ (0.01)	$ (0.04)	$ (0.09)	$ (0.10)
Weighted average number of shares outstanding	60,145,237	5,645,212	21,366,752	5,645,212